Fees and Expenses - Bond-Debenture Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. The table does not reflect the fees and expenses of variable annuity contracts or variable life insurance policies (together, “Variable Contracts”). If such fees and expenses were reflected, expenses shown would be higher.

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Class	VC Shares
Management Fees	0.47%
Other Expenses	0.42%
Acquired Fund Fees and Expenses(1)	0.16%
Total Annual Fund Operating Expenses	1.05%

(1)

Acquired Fund Fees and Expenses include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including business development companies. Because acquired fund fees and expenses are not borne directly by the Fund, they are not reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights. Acquired Fund Fees and Expenses may include an incentive allocation or other fee based on income, capital gains and/or appreciation (a “performance fee”) payable to the underlying fund’s adviser or its affiliates, including affiliates of Lord Abbett. Acquired Fund Fees and Expenses are based on historic fees and expenses; and future Acquired Fund Fees and Expenses may be substantially higher or lower because certain fees are based on the performance of the underlying funds, which may fluctuate over time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect Variable Contract expenses, fees, and charges. If these expenses, fees, and charges were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Bond-Debenture Portfolio	VC Shares USD ($)
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	$ 1,283

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 306% of the average value of its portfolio.
Portfolio Turnover, Rate	306.00%